Income (loss) per share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share
Basic and diluted net income (loss) per share for the three months ended March 31 are calculated as follows:

	2023	2022
Net income (loss) attributable to common shareholders	$1,245	$(6,959)

Basic weighted average number of common shares outstanding	33,153,231	33,017,421
Stock options	802,418	—
DSUs	89,043	—
RSUs	114,959	—
Diluted weighted average number of common shares outstanding[1]	34,159,651	33,017,421

Basic net income (loss) per common share	$0.04	$(0.21)
Diluted net income (loss) per common share[1]	$0.04	$(0.21)

[1]Diluted weighted average number of common shares outstanding for the three months ended March 31, 2023 excludes 23,782 stock options (2022 – 1,027,646 stock options, 60,380 DSUs, and 48,341 RSUs) as their effects are anti-dilutive.